Condensed Statements of Changes in Shareholders’ Deficit (Unaudited) - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Mar. 05, 2023
Balance (in Shares) at Mar. 05, 2023
Class B ordinary shares issued to Sponsor		$ 633	24,367		25,000
Class B ordinary shares issued to Sponsor (in Shares)		6,325,000
Net income (loss)				(6,203)	(6,203)
Balance at Mar. 31, 2023		$ 633	24,367	(6,203)	18,797
Balance (in Shares) at Mar. 31, 2023		6,325,000
Balance at Mar. 05, 2023
Balance (in Shares) at Mar. 05, 2023
Net income (loss)					3,681,499
Balance at Sep. 30, 2023		$ 625		(12,585,483)	(12,584,858)
Balance (in Shares) at Sep. 30, 2023		6,250,000
Balance at Mar. 05, 2023
Balance (in Shares) at Mar. 05, 2023
Sale of Class A ordinary shares and over-allotment	$ 2,500		249,997,500		250,000,000
Sale of Class A ordinary shares and over-allotment (in Shares)	25,000,000
Class A ordinary shares subject to possible redemption	$ (2,500)		(247,910,000)		(247,912,500)
Class A ordinary shares subject to possible redemption (in Shares)	(25,000,000)
Underwriters’ compensation			(17,500,000)		(17,500,000)
Offering costs			(861,877)		(861,877)
Sale of 7,650,000 private placement warrants			7,650,000		7,650,000
Allocation of offering costs related to redeemable shares			18,183,179		18,183,179
Forfeiture of Founder Shares		$ (8)	8
Forfeiture of Founder Shares (in Shares)		(75,000)
Issuance of ordinary shares		$ 633	24,367		25,000
Issuance of ordinary shares (in Shares)		6,325,000
Accretion for redeemable shares to redemption value			(9,583,177)	(19,659,020)	(29,242,197)
Net income (loss)				6,748,069	6,748,069
Balance at Dec. 31, 2023		$ 625		(12,910,951)	(12,910,326)
Balance (in Shares) at Dec. 31, 2023		6,250,000
Balance at Mar. 31, 2023		$ 633	24,367	(6,203)	18,797
Balance (in Shares) at Mar. 31, 2023		6,325,000
Sale of Class A ordinary shares and over-allotment	$ 2,500		249,997,500		250,000,000
Sale of Class A ordinary shares and over-allotment (in Shares)	25,000,000
Class A ordinary shares subject to possible redemption	$ (2,500)		(247,910,000)		(247,912,500)
Class A ordinary shares subject to possible redemption (in Shares)	(25,000,000)
Underwriters’ compensation			(17,500,000)		(17,500,000)
Offering costs			(861,877)		(861,877)
Sale of 7,650,000 private placement warrants			7,650,000		7,650,000
Allocation of offering costs related to redeemable shares			18,183,179		18,183,179
Forfeiture of Founder Shares		$ (8)	8
Forfeiture of Founder Shares (in Shares)		(75,000)
Accretion for redeemable shares to redemption value			(9,583,177)	(12,996,971)	(22,580,148)
Net income (loss)				830,819	830,819
Balance at Jun. 30, 2023		$ 625		(12,172,355)	(12,171,730)
Balance (in Shares) at Jun. 30, 2023		6,250,000
Accretion for redeemable shares to redemption value				(3,270,011)	(3,270,011)
Net income (loss)				2,856,883	2,856,883
Balance at Sep. 30, 2023		$ 625		(12,585,483)	(12,584,858)
Balance (in Shares) at Sep. 30, 2023		6,250,000
Balance at Dec. 31, 2023		$ 625		(12,910,951)	(12,910,326)
Balance (in Shares) at Dec. 31, 2023		6,250,000
Accretion for redeemable shares to redemption value				(3,349,913)	(3,349,913)
Net income (loss)				2,919,167	2,919,167
Balance at Mar. 31, 2024		$ 625		(13,341,697)	(13,341,072)
Balance (in Shares) at Mar. 31, 2024		6,250,000
Balance at Dec. 31, 2023		$ 625		(12,910,951)	(12,910,326)
Balance (in Shares) at Dec. 31, 2023		6,250,000
Net income (loss)					7,474,229
Balance at Sep. 30, 2024		$ 625		(15,603,850)	(15,603,225)
Balance (in Shares) at Sep. 30, 2024		6,250,000
Balance at Mar. 31, 2024		$ 625		(13,341,697)	(13,341,072)
Balance (in Shares) at Mar. 31, 2024		6,250,000
Accretion for redeemable shares to redemption value				(3,389,364)	(3,389,364)
Net income (loss)				3,044,937	3,044,937
Balance at Jun. 30, 2024		$ 625		(13,686,124)	(13,685,499)
Balance (in Shares) at Jun. 30, 2024		6,250,000
Accretion for redeemable shares to redemption value				(3,427,851)	(3,427,851)
Net income (loss)				1,510,125	1,510,125
Balance at Sep. 30, 2024		$ 625		$ (15,603,850)	$ (15,603,225)
Balance (in Shares) at Sep. 30, 2024		6,250,000